Labor and social obligations	12 Months Ended
Dec. 31, 2024
Labor And Social Obligations
Labor and social obligations

23	Labor and social obligations

	December 31, 2024	December 31, 2023
Salaries and payroll charges	70,291	69,885
Provision for vacation	218,987	256,415
Healthcare plan (i)	117,578	86,147
Provision for profit sharing (ii)	181,446	97,514
Incentivized Dismissal Program - PDI (iii)	62,127	290,202
Voluntary Dismissal Program (PDV) (iv)	629,273	-
Consent Decree (TAC)	5,587	6,093
Knowledge Retention Program (PRC)	904	1,184
Total	1,286,193	807,440

(i) Healthcare plan

Benefits granted are paid after the event, free of choice, and are sponsored by the contributions of SABESP and the employees. In 2024, the Company contributed 8.63%, on average, of gross payroll, totaling R$ 29,929 (9.18% in 2023, totaling R$ 313,034).

The agreement entered into between SABESP and AAPS (SABESP’s Association of Retirees and Pensioners) in early 2024, regarding financial compensation for 60 months for the VIVEST health plan operator regarding the migration of retirees, former employees, pensioners, and dependents between health plans is recorded in this line.

Until the ratification of the agreement, SABESP was responsible for transferring to VIVEST the amounts referring to deficits in the health plans of retirees, former employees, pensioners, and dependents, and for ensuring that each individual reimbursed the Company for the deficit.

In the first quarter of 2024, the Company recognized the obligations related to the agreement, considering the entire population migrated or those in negotiations for health plan migration, with a total impact of R$ 162,388 on the period’s result, under the general expenses line.

Until December 31, 2024, the total amount accrued was R$ 135,525, of which R$ 33,191 in this line under current liabilities, and R$ 102,333 in “Other Obligations” under noncurrent liabilities.

(ii) Provision for profit sharing

Based on an agreement with the labor unions, the Profit Sharing Program corresponds to up to one month’s salary for each employee, subject to the achievement of the goals established, from January to December, and should be paid in the subsequent year.

(iii) Incentivized Dismissal Program - PDI

In June 2023, the Company implemented the Incentivized Dismissal Program (PDI or Program) to amicably reduce the workforce and provide gains in efficiency, increase of competitiveness, and optimization of costs (further details in Note 21 to the Annual Financial Statements as of December 31, 2023).

As of December 31, 2024, R$ 82,166 was recorded due to the provision for compensation incentives for employees who joined the Program, of which R$ 62,127 in this line under current liabilities and R$ 20,039 in noncurrent liabilities under “Labor Obligations”. These amounts mainly refer to Health Plan disbursements that will be implemented for 24 consecutive and uninterrupted months, extending approximately until June 2026.

(iv) Voluntary Dismissal Plan (PDV)

As of December 2024, the Company implemented the Voluntary Dismissal Program (VDP) to amicably reduce the workforce and provide gains in efficiency, increase competitiveness, and optimize costs.

The deadline for registrations in the Program was from December 23, 2024 to January 31, 2025, with 2,039 employees registered, and the contract terminations have been taking place since February 2025.

As of December 31, 2024, R$ 629,273 was recorded under “Labor Obligations” in current liabilities, due to the provision for employee indemnity incentives.